Summary of Principal Accounting Policies - Revenue Recognition - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) Item	Dec. 31, 2022 CNY (¥)
Revenue
Number of criteria to be met for recognition of revenue from one-time commissions | Item	2
Contract liabilities	¥ 3,082,547	¥ 4,892,374
Deferred revenue recognized	¥ 3,700,000
Practical Expedient, Incremental cost of obtaining contract [true false]	true
Practical Expedient, Nondisclosure of transaction price allocation to remaining performance obligation [true false]	true
Contract liabilities within one year
Revenue
Contract liabilities	¥ 1,903,302	¥ 3,713,129